SCHEDULE OF DIVIDENDS DECLARED, DISTRIBUTED, AND ACCRUED (Details) - USD ($)	Jun. 30, 2025	Apr. 21, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividend Notes Payable
Accrued interest on dividends payable	$ 586,766		$ 515,677	$ 274,242
Dividends payable	$ 118,362	$ 3,900,000	$ 4,023,923	$ 4,023,923